VARIABLE INTEREST ENTITY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Consolidation, Variable Interest Entity, Policy [Policy Text Block]
2.	VARIABLE INTEREST ENTITY.

On October 6, 2010, the Company purchased a 20% ownership interest in New PE Holdco from a number of New PE Holdco’s existing equity owners. The Company concluded that upon its purchase of the 20% ownership interest in New PE Holdco, a variable interest entity, the Company became the primary beneficiary of New PE Holdco and consolidated the financial results of New PE Holdco. In making this conclusion, the Company determined that through its contractual arrangements (discussed below) it had the power to direct most of its activities that most significantly impacted New PE Holdco’s economic performance. Some of these activities included efficient management and operation of the Pacific Ethanol Plants, procurement of feedstock, sale of co-products and implementation of risk management strategies.

The carrying values and classification of assets that are collateral for the obligations of New PE Holdco at September 30, 2011 were as follows (in thousands):

Cash and cash equivalents	$3,758
Other current assets	13,557
Property and equipment	157,870
Other assets	1,945
Total assets	$177,130

Current liabilities	$4,692
Long-term debt	79,257
Other liabilities	146
Total liabilities	$84,095

The Company’s acquisition of its ownership interest in New PE Holdco does not impact the Company’s rights or obligations under any of the following agreements. Since its acquisition, the Company has not provided any additional support to New PE Holdco beyond the terms of the agreements described below. Creditors of New PE Holdco do not have recourse to Pacific Ethanol.

The Company, directly or through one of its subsidiaries, has entered into the following management and marketing agreements:

Asset Management Agreement – The Company entered into an Asset Management Agreement (“AMA”) with the Plant Owners under which the Company agreed to operate and maintain the Pacific Ethanol Plants on behalf of the Plant Owners. These services generally include, but are not limited to, administering the Plant Owners’ compliance with their credit agreements and performing billing, collection, record keeping and other administrative and ministerial tasks. The Company agreed to supply all labor and personnel required to perform its services under the AMA, including the labor and personnel required to operate and maintain the production facilities.

The costs and expenses associated with the Company’s provision of services under the AMA are prefunded by the Plant Owners under a preapproved budget. The Company’s obligation to provide services is limited to the extent there are sufficient funds advanced by the Plant Owners to cover the associated costs and expenses. As compensation for providing the services under the AMA, the Company is to be paid $75,000 per month for each production facility that is operational and $40,000 per month for each production facility that is idled.

The AMA had an initial term of six months and successive six-month renewal periods at the option of the Plant Owners. In addition to typical conditions for a party to terminate the agreement prior to its expiration, the Company may terminate the AMA, and the Plant Owners may terminate the AMA with respect to any facility, at any time by providing at least 60 days prior notice of such termination.  On June 30, 2011, the AMA was amended and extended for one year.

Ethanol Marketing Agreements – Kinergy entered into separate ethanol marketing agreements with each of the three Plant Owners whose facilities are operating, which granted Kinergy the exclusive right to purchase, market and sell the ethanol produced at those facilities. Under the terms of the ethanol marketing agreements, within ten days after delivering ethanol to Kinergy, an amount is to be paid equal to (i) the estimated purchase price payable by the third-party purchaser of the ethanol, minus (ii) the estimated amount of transportation costs to be incurred by Kinergy, minus (iii) the estimated incentive fee payable to Kinergy, which equals 1% of the aggregate third-party purchase price. Each of the ethanol marketing agreements had an initial term of one year and successive one year renewal periods at the option of the individual Plant Owner. On June 30, 2011, all ethanol marketing agreements were amended and extended for one year. In addition, the price to be paid to Kinergy was amended to include a marketing fee collar of not less than $0.015 per gallon and not more than $0.0225 per gallon.

Corn Procurement and Handling Agreements – PAP entered into separate corn procurement and handling agreements with each of the three Plant Owners whose facilities are operating. Under the terms of the corn procurement and handling agreements, each facility appointed PAP as its exclusive agent to solicit, negotiate, enter into and administer, on its behalf, corn supply arrangements to procure the corn necessary to operate its facility. PAP will also provide grain handling services including, but not limited to, receiving, unloading and conveying corn into the facility’s storage and, in the case of whole corn delivered, processing and hammering the whole corn.

PAP was to receive a fee of $0.50 per ton of corn delivered to each facility as consideration for its procurement services and a fee of $1.50 per ton of corn delivered as consideration for its grain handling services, each payable monthly. The Company agreed to enter into an agreement guaranteeing the performance of PAP’s obligations under the corn procurement and handling agreement upon the request of a Plant Owner. Each corn procurement and handling agreement had an initial term of one year and successive one year renewal periods at the option of the individual Plant Owner. On June 30, 2011, all corn procurement and handling agreements were amended and extended for one year. In addition, the corn procurement and handling fee was changed to $0.045 per bushel of corn.

Distillers Grains Marketing Agreements – PAP entered into separate distillers grains marketing agreements with each of the three Plant Owners whose facilities are operating, which granted PAP the exclusive right to market, purchase and sell the WDG produced at the facility. Under the terms of the distillers grains marketing agreements, within ten days after a Plant Owner delivers WDG to PAP, the Plant Owner is to be paid an amount equal to (i) the estimated purchase price payable by the third-party purchaser of the WDG, minus (ii) the estimated amount of transportation costs to be incurred by PAP, minus (iii) the estimated amount of fees and taxes payable to governmental authorities in connection with the tonnage of WDG produced or marketed, minus (iv) the estimated incentive fee payable to PAP, which equals the greater of (a) 5% of the aggregate third-party purchase price, and (b) $2.00 for each ton of WDG sold in the transaction. Each distillers grains marketing agreement had an initial term of one year and successive one year renewal periods at the option of the individual Plant Owner. On June 30, 2011, all distillers grains marketing agreements were amended and extended for one year. In addition, the fee to be paid to PAP was amended to include a collar of not less than $2.00 per ton and not more than $3.50 per ton.

2.	VARIABLE INTEREST ENTITIES.

Consolidation of New PE Holdco – On October 6, 2010, the Company purchased a 20% ownership interest in New PE Holdco, a VIE, from a number of New PE Holdco’s existing equity owners. The Company paid $23,280,000 in cash for its 20% interest, which was approximately $1,566,000 below the fair value of New PE Holdco, which was recognized as a bargain purchase in other expense, net, in the consolidated statements of operations. The bargain purchase was determined based on the fair value of the net assets of New PE Holdco, using a combination of market data and the income approach.

The Company concluded that upon its purchase of a 20% ownership interest in New PE Holdco, the Company became the primary beneficiary of New PE Holdco and consolidated the financial results of New PE Holdco. In making this conclusion, the Company determined that New PE Holdco was a VIE and the Company, through its contractual arrangements (discussed below) had the power to direct most of its activities that most significantly impacted New PE Holdco’s economic performance. Some of these activities included efficient management and operation of the Pacific Ethanol Plants, procurement of feedstock, sale of co-products and implementation of risk management strategies.

The fair value was allocated to both the Company’s investment and the noncontrolling interests in variable interest entities. The gain represents the increase in value of New PE Holdco’s net assets since the Company negotiated its purchase price under its call option with owners of New PE Holdco.

The following summarizes the Company’s estimated fair values of New PE Holdco’s tangible and intangible assets and liabilities acquired (in thousands):

Cash	$3,786
Other current assets	20,336
Property and equipment	170,486
Other assets	1,195
Tradename	800
Total Assets	196,603

Total current liabilities	(8,522)
Long term debt	(51,279)
Other noncurrent liabilities	(12,575)
Total Liabilities	(72,376)
Noncontrolling interest in variable interest entity	(99,381)
Net Assets	$24,846

Since the Company’s acquisition of its interest in New PE Holdco, the Company has recognized approximately $72,827,000 in net sales and $5,727,000 in net losses attributed to New PE Holdco. The Company owned the Plant Owners and consolidated their results for the first half of 2010, resulting in the Company reporting the results of the Plant Owners for three of the four fiscal quarters. For the year ended December 31, 2010, the Company reported net sales of $328,332,000 and net income attributed to Pacific Ethanol of $73,892,000. Had the Company consolidated the results of New PE Holdco for all of 2010, the Company would have reported net sales of approximately $383,956,000 and net income attributed to Pacific Ethanol of $70,330,000. As the Plant Owners were consolidated into the Company’s results for all of 2009, there is no difference with the Company’s reported results.

Prior to the Company’s acquisition of its ownership interest in New PE Holdco, the Company, directly or through one of its subsidiaries, had entered into the management and marketing agreements described below.

The Company’s acquisition of its ownership interest in New PE Holdco does not impact the Company’s rights or obligations under any of the following agreements. Creditors of New PE Holdco do not have recourse to Pacific Ethanol.

Asset Management Agreement – As contemplated by the Plan, on the Effective Date, the Company entered into an Asset Management Agreement (“AMA”) with the Plant Owners under which the Company agreed to operate and maintain the Pacific Ethanol Plants on behalf of the Plant Owners. These services generally include, but are not limited to, administering the Plant Owners’ compliance with their credit agreements and performing billing, collection, record keeping and other administrative and ministerial tasks. The Company agreed to supply all labor and personnel required to perform its services under the AMA, including the labor and personnel required to operate and maintain the production facilities.

The costs and expenses associated with the Company’s provision of services under the AMA are prefunded by the Plant Owners under a preapproved budget. The Company’s obligation to provide services is limited to the extent there are sufficient funds advanced by the Plant Owners to cover the associated costs and expenses.

As compensation for providing the services under the AMA, the Company is to be paid $75,000 per month for each production facility that is operational and $40,000 per month for each production facility that is idled. In addition to the monthly fee, if during any six-month period (measured on September 30 and March 31 of each year commencing March 31, 2011) a production facility has annualized earnings before interest, income taxes, depreciation and amortization (“EBITDA”) per gallon of operating capacity of $0.20 or more, the Company will be paid a performance bonus equal to 3% of the increment by which EBITDA exceeds such amount. The aggregate performance bonus for all plants is capped at $2.2 million for each six-month period. The performance bonus is to be reduced by 25% if all production facilities then operating do not operate at a minimum average yield of 2.70 gallons of denatured ethanol per bushel of corn. In addition, no performance bonus is to be paid if there is a default or event of default under the Plant Owners’ credit agreement resulting from their failure to pay any amounts then due and owing.

The AMA also provides the Company with an incentive fee upon any sale of a production facility to the extent the sales price is above $0.60 per gallon of annual capacity.

The AMA has an initial term of six months and may be extended for additional six-month periods at the option of the Plant Owners. In addition to typical conditions for a party to terminate the agreement prior to its expiration, the Company may terminate the AMA, and the Plant Owners may terminate the AMA with respect to any facility, at any time by providing at least 60 days prior notice of such termination.

The Company recorded revenues and New PE Holdco recorded costs of approximately $778,000, related to the AMA for the period during which New PE Holdco’s financial results were consolidated with the Company’s financial results. As such, these amounts have been eliminated upon consolidation.

Ethanol Marketing Agreements – As contemplated by the Plan, on the Effective Date, Kinergy entered into separate ethanol marketing agreements with each of the two Plant Owners whose facilities were then operating, which granted Kinergy the exclusive right to purchase, market and sell the ethanol produced at those facilities. Kinergy has also entered into an ethanol marketing agreement with the Plant Owner whose facility was restarted in the fourth quarter of 2010. If the remaining idled facility becomes operational, it is contemplated that Kinergy would enter into a substantially identical ethanol marketing agreement with the applicable Plant Owner. Under the terms of the ethanol marketing agreements, within ten days after delivering ethanol to Kinergy, an amount is to be paid equal to (i) the estimated purchase price payable by the third-party purchaser of the ethanol, minus (ii) the estimated amount of transportation costs to be incurred by Kinergy, minus (iii) the estimated incentive fee payable to Kinergy, which equals 1% of the aggregate third-party purchase price. To facilitate Kinergy’s ability to pay amounts owing, the ethanol marketing agreements require that Kinergy maintain one or more lines of credit of at least $5.0 million in the aggregate. Each of the ethanol marketing agreements has an initial term of one year and may be extended for additional one-year periods at the option of the individual Plant Owner.

The Company recorded revenues and New PE Holdco recorded costs of approximately $623,000 related to the ethanol marketing agreements for the period during which New PE Holdco was consolidated with the Company. These amounts were eliminated upon consolidation.

Corn Procurement and Handling Agreements – As contemplated by the Plan, on the Effective Date, PAP entered into separate corn procurement and handling agreements with each of the two Plant Owners whose facilities were then operating. Kinergy has also entered into a corn procurement and handling agreement with the Plant Owner whose facility was restarted in the fourth quarter of 2010. If the remaining idled facility becomes operational, it is contemplated that PAP would enter into a substantially identical corn procurement and handling agreement with the applicable Plant Owner. Under the terms of the corn procurement and handling agreements, each facility appointed PAP as its exclusive agent to solicit, negotiate, enter into and administer, on its behalf, corn supply arrangements to procure the corn necessary to operate its facility. PAP will also provide grain handling services including, but not limited to, receiving, unloading and conveying corn into the facility’s storage and, in the case of whole corn delivered, processing and hammering the whole corn.

PAP is to receive a fee of $0.50 per ton of corn delivered to each facility as consideration for its procurement services and a fee of $1.50 per ton of corn delivered as consideration for its grain handling services, each payable monthly. The Company agreed to enter into an agreement guaranteeing the performance of PAP’s obligations under the corn procurement and handling agreement upon the request of a Plant Owner. Each corn procurement and handling agreement has an initial term of one year and may be extended for additional one-year periods at the option of the applicable Plant Owner.

The Company recorded revenues and New PE Holdco recorded costs of approximately $571,000, related to the corn procurement and handling agreements for the period during which New PE Holdco was consolidated with the Company. These amounts were eliminated upon consolidation.

Distillers Grains Marketing Agreements – Under the Plan, on the Effective Date, PAP entered into separate distillers grains marketing agreements with each of the two Plant Owners whose facilities were then operating, which granted PAP the exclusive right to market, purchase and sell the WDG produced at the facility. Kinergy has also entered into a distillers grains marketing agreement with the Plant Owner whose facility was restarted in the fourth quarter of 2010. If the remaining idled facility becomes operational, it is contemplated that PAP would enter into a substantially identical WDG marketing agreement with the applicable Plant Owner. Under the terms of the distillers grains marketing agreements, within ten days after a Plant Owner delivers WDG to PAP, the Plant Owner is to be paid an amount equal to (i) the estimated purchase price payable by the third-party purchaser of the WDG, minus (ii) the estimated amount of transportation costs to be incurred by PAP, minus (iii) the estimated amount of fees and taxes payable to governmental authorities in connection with the tonnage of WDG produced or marketed, minus (iv) the estimated incentive fee payable to PAP, which equals the greater of (a) 5% of the aggregate third-party purchase price, and (b) $2.00 for each ton of WDG sold in the transaction. Within the first five business days of each calendar month, the parties will reconcile and “true up” the actual purchase price, transportation costs, governmental fees and taxes, and incentive fees for all transactions entered into since the previous true-up date. Each distillers grains marketing agreement has an initial term of one year and may be extended for additional one-year periods at the option of the applicable Plant Owner.

The Company recorded revenues and New PE Holdco recorded costs of approximately $700,000, related to the distillers grain marketing agreements for the period which New PE Holdco was consolidated with the Company. These amounts were eliminated upon consolidation.

Deconsolidation and Sale of Front Range – On October 17, 2006, the Company entered into a Membership Interest Purchase Agreement with Eagle Energy, LLC to acquire Eagle Energy’s 42% ownership interest in Front Range. Front Range was formed on July 29, 2004 to construct and operate a 50 million gallon dry mill ethanol facility in Windsor, Colorado. Front Range began producing ethanol in June 2006. Upon initial acquisition of the 42% interest in Front Range, the Company determined that it was the primary beneficiary, and from that point consolidated the financial results of Front Range. Except for the marketing agreement discussed below, certain contracts and arrangements between the Company and Front Range have since terminated.

The Company entered into a marketing agreement with Front Range on August 19, 2005 that provided the Company with the exclusive right to act as an agent to market and sell all of Front Range’s ethanol production. The marketing agreement was amended on August 9, 2006 to extend the Company’s relationship with Front Range to allow the Company to act as a merchant under the agreement. The marketing agreement was amended again on October 17, 2006 to provide for a term of six and one-half years with provisions for annual automatic renewal thereafter.

Effective January 1, 2010, the Company determined that it was no longer the primary beneficiary of Front Range and deconsolidated the financial results of Front Range. In making this conclusion, the Company determined that Front Range continued to be a variable interest entity; however, the Company did not have the power to direct most of the activities that most significantly impact the entity’s economic performance. Some of these activities included efficient management and operation of its facility, procurement of feedstock, sale of co-products and implementation of risk management strategies. Further, the Company’s maximum exposure was limited to its investment in Front Range. Upon deconsolidation, the Company removed $62,617,000 of assets and $18,584,000 of liabilities from its consolidated balance sheet and recorded a cumulative debit adjustment to retained earnings of $1,763,000. The periods presented in the consolidated financial statements prior to the effective date of the deconsolidation continue to include related balances associated with Front Range.

Effective January 1, 2010, the Company accounted for its investment in Front Range under the equity method, with equity earnings recorded in other income (expense) in the consolidated statements of operations

Sale of Front Range – On October 6, 2010, the Company sold its entire 42% ownership interest in Front Range for $18,500,000 in cash, resulting in a loss of $12,146,000.